WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 90.6%
COMMUNICATION SERVICES - 13.5%
Diversified Telecommunication Services - 3.0%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,250,000		$1,000,248	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,240,000		3,288,971	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	480,000		234,589	(a)
Altice France Holding SA, Senior Secured Notes	8.000%	5/15/27	720,000	EUR	460,592	(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	4,870,000		2,954,556	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,400,000		1,002,599	(a)
Level 3 Financing Inc., Senior Secured Notes	3.875%	11/15/29	1,490,000		1,187,294	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,020,000		1,965,475	(a)

Total Diversified Telecommunication Services					12,094,324

Interactive Media & Services - 0.1%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	360,000		296,244	(a)

Media - 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	1,000,000		855,984	(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	12,570,000		9,512,948	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	570,000		448,151	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	1,140,000		844,890	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	2,080,000		1,886,165	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	333,000		291,669
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,300,000		1,413,063
DISH DBS Corp., Senior Notes	7.375%	7/1/28	1,780,000		954,863
DISH DBS Corp., Senior Notes	5.125%	6/1/29	4,778,000		2,223,400
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	1,000,000		817,455	(a)
TalkTalk Telecom Group Ltd., Senior Notes	3.875%	2/20/25	500,000	GBP	516,237	(b)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	2,000,000	GBP	2,021,512	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	680,000		548,390	(a)

Total Media					22,334,727

Wireless Telecommunication Services - 4.9%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	1,850,000		1,796,193	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	5,740,000		2,718,378	(a)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - (continued)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	6,570,000		$2,930,070	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,000,000		698,281	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,750,000		1,346,712	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000		2,323,356
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,910,000		7,149,457
Sprint LLC, Senior Notes	7.875%	9/15/23	360,000		361,193
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	500,000		416,282	(a)

Total Wireless Telecommunication Services					19,739,922

TOTAL COMMUNICATION SERVICES					54,465,217

CONSUMER DISCRETIONARY - 21.4%
Automobile Components - 3.8%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,529,000		3,356,470	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	5,293,000		5,026,942
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	830,000		692,799
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	4,338,000		4,246,316	(a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	880,000		892,042	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	1,220,000		1,242,129	(a)

Total Automobile Components					15,456,698

Automobiles - 1.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,000,000		787,604
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	1,000,000		1,022,367
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	6,020,000		4,940,583

Total Automobiles					6,750,554

Broadline Retail - 0.2%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	790,000		752,116	(a)

Distributors - 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	1,770,000		1,838,456	(a)

Diversified Consumer Services - 2.2%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	430,000	EUR	410,752	(b)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	4,050,000	EUR	3,868,708	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	600,000		516,972	(a)

See Notes to Schedule of Investments.

2	Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - (continued)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000		$2,029,404
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	2,330,000		1,968,034	(a)

Total Diversified Consumer Services					8,793,870

Hotels, Restaurants & Leisure - 12.2%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,600,000	EUR	2,679,376	(a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	1,000,000		1,005,140	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,510,000		1,652,957	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	5,780,000	EUR	3,967,012
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,880,000		1,549,308	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,300,000		3,091,704	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,230,000		1,237,767	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	900,000		872,273
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	600,000		536,107
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	2,007,000		1,667,470	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,610,000		1,550,866	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	500,000		468,232	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	5,051,000		4,802,036	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	4,540,000		4,090,173	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	2,980,000		2,789,574	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,840,000		1,717,704	(a)
Royal Caribbean Cruises Ltd., Senior Notes	7.250%	1/15/30	1,660,000		1,682,815	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,310,000	GBP	2,716,020	(b)
Sands China Ltd., Senior Notes	3.350%	3/8/29	1,820,000		1,518,410
Sands China Ltd., Senior Notes	4.875%	6/18/30	1,470,000		1,309,993
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,200,000		1,260,830	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	2,550,000		2,335,545	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	140,000		128,577	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	240,000		223,188	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,470,000		2,157,965	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,674,000		1,408,303	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,080,000		1,074,429	(a)

Total Hotels, Restaurants & Leisure					49,493,774

Specialty Retail - 0.8%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	1,800,000		1,215,000	(a)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000		$497,369	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,590,000		1,569,568

Total Specialty Retail					3,281,937

TOTAL CONSUMER DISCRETIONARY					86,367,405

CONSUMER STAPLES - 2.9%
Consumer Staples Distribution & Retail - 1.3%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	4,970,000	GBP	5,298,076	(b)

Food Products - 1.3%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	1,550,000		1,467,650	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	3,620,000		3,580,623	(a)

Total Food Products					5,048,273

Household Products - 0.3%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,210,000		1,210,006

TOTAL CONSUMER STAPLES					11,556,355

ENERGY - 15.8%
Energy Equipment & Services - 0.7%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	850,000		865,058	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	2,000,000		1,829,796	(a)

Total Energy Equipment & Services					2,694,854

Oil, Gas & Consumable Fuels - 15.1%
Apache Corp., Senior Notes	5.100%	9/1/40	1,480,000		1,204,565
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	730,000		738,623	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	300,000		294,150
Continental Resources Inc., Senior Notes	4.375%	1/15/28	220,000		206,744
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,050,000		816,883
Ecopetrol SA, Senior Notes	8.875%	1/13/33	880,000		872,163
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,100,000		2,126,863
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	3,080,000		2,367,963	(c)(d)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,020,000		910,822	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	780,000		790,043	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	230,000		201,743	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,440,000		1,332,604

See Notes to Schedule of Investments.

4	Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000	$7,816,770
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000	1,625,146	(a)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,330,000	1,281,553
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	4,970,000	4,940,472
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	741,112
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000	1,055,956
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	660,000	649,440
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,120,000	4,887,921
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000	1,148,388	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	635,920
Range Resources Corp., Senior Notes	4.875%	5/15/25	790,000	774,956
Range Resources Corp., Senior Notes	8.250%	1/15/29	620,000	646,102
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,030,645	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	1,430,000	1,390,425	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	670,000	665,750
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	450,000	427,106	(a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	750,000	757,131	(a)
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	2,900,000	2,606,370
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,070,000	894,836
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	9,585,000	7,865,547
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,030,000	1,016,388
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	682,191
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,112,628
YPF SA, Senior Notes	8.500%	7/28/25	1,600,000	1,473,186	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,530,000	1,257,516	(a)

Total Oil, Gas & Consumable Fuels				61,246,621

TOTAL ENERGY				63,941,475

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 11.4%
Banks - 6.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	4,200,000	$3,250,800	(a)(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,670,000	2,529,558	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	960,000	833,888	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,470,000	1,426,488	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,302,881	(a)(c)(d)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,440,000	1,599,486	(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	3,120,000	3,023,255	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,800,000	2,667,433	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	560,000	417,765	(a)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	2,060,000	1,887,057	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,840,000	1,685,716	(c)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,040,000	2,032,966	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,710,000	2,555,265	(a)(d)

Total Banks				26,212,558

See Notes to Schedule of Investments.

6	Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 1.5%
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	7,450,000	$315,357	*(a)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	1,380,000	58,415	*(a)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	1,730,000	73,231	*(a)(c)(e)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000	2,023,637
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	1,220,000	1,119,998	(b)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,470,000	1,423,178	(a)(c)(d)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	1,150,000	1,178,766	(a)(d)

Total Capital Markets				6,192,582

Consumer Finance - 0.6%
Navient Corp., Senior Notes	5.875%	10/25/24	1,080,000	1,062,357
Navient Corp., Senior Notes	6.750%	6/15/26	1,400,000	1,351,146

Total Consumer Finance				2,413,503

Financial Services - 2.4%
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	600,000	572,202
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	6,560,102	6,012,596	(a)(f)
Huarong Finance 2017 Co. Ltd., Senior Notes (3 mo. USD LIBOR + 1.325%)	6.502%	7/3/23	880,000	880,000	(b)(d)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	1,090,000	1,077,376	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.625%	6/3/26	700,000	623,904	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.875%	11/22/26	650,000	575,693	(b)

Total Financial Services				9,741,771

Insurance - 0.3%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	1,059,731	(a)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	750,000		$585,657	(a)

TOTAL FINANCIALS					46,205,802

HEALTH CARE - 6.6%
Health Care Providers & Services - 3.6%
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,440,000		1,089,934	(a)
HCA Inc., Senior Notes	7.690%	6/15/25	490,000		503,735
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000		7,066,855
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	3,910,000		3,874,314
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	1,890,000		1,821,317
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000		249,730

Total Health Care Providers & Services					14,605,885

Pharmaceuticals - 3.0%
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	1,020,000		424,636	(a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	1,660,000		990,091	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	637,000	EUR	630,827	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	70,000		51,829	*(a)(e)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	3,510,000		3,490,301
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,150,000		1,031,902
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	6,200,000		5,630,597

Total Pharmaceuticals					12,250,183

TOTAL HEALTH CARE					26,856,068

INDUSTRIALS - 9.6%
Aerospace & Defense - 0.6%
Bombardier Inc., Senior Notes	7.500%	2/1/29	2,410,000		2,384,876	(a)
Building Products - 0.3%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	860,000		820,448	(a)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	342,000		296,513	(a)

Total Building Products					1,116,961

Commercial Services & Supplies - 2.0%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	3,530,000		3,565,300

See Notes to Schedule of Investments.

8	Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	3,160,000	$2,709,282
GEO Group Inc., Secured Notes	10.500%	6/30/28	1,810,000	1,816,149

Total Commercial Services & Supplies				8,090,731

Machinery - 0.2%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,080,000	1,010,853

Passenger Airlines - 6.1%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	5,470,000	5,195,864	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	1,060,000	1,054,783	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	430,000	426,384	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	450,000	437,346	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	2,580,000	2,479,047
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	720,000	751,235
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,330,000	6,469,543	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	290,000	274,769	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,096,000	2,103,120	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,965,999	3,999,551	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	620,000	625,186	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	800,000	794,843

Total Passenger Airlines				24,611,671

Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,420,000	1,230,970	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	376,000	370,392

Total Trading Companies & Distributors				1,601,362

TOTAL INDUSTRIALS				38,816,454

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.9%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,050,000	841,447	(a)
CommScope Inc., Senior Notes	7.125%	7/1/28	440,000	312,976	(a)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Communications Equipment - (continued)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	670,000	$528,872	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,660,000	1,855,313	(a)

Total Communications Equipment				3,538,608

Technology Hardware, Storage & Peripherals - 0.4%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	670,000	660,960
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000	383,317
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	650,000	681,687	(a)

Total Technology Hardware, Storage & Peripherals				1,725,964

TOTAL INFORMATION TECHNOLOGY				5,264,572

MATERIALS - 5.2%
Chemicals - 0.4%
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,540,000	1,501,819	(a)

Containers & Packaging - 1.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,280,000	1,038,881	(a)(f)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	3,028,000	2,568,914	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,510,000	1,281,064	(a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	1,050,000	855,881	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	750,000	760,395

Total Containers & Packaging				6,505,135

Metals & Mining - 3.2%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,960,000	3,093,937
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	790,000	810,643	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,280,000	3,996,637
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	1,050,000	1,027,083
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000	2,428,130
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000	1,571,443

Total Metals & Mining				12,927,873

TOTAL MATERIALS				20,934,827

REAL ESTATE - 2.0%
Health Care REITs - 0.0%††
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	240,000	175,106

Hotel & Resort REITs - 1.0%
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,660,000	1,461,097
Service Properties Trust, Senior Notes	3.950%	1/15/28	526,000	412,637

See Notes to Schedule of Investments.

10	Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotel & Resort REITs - (continued)
Service Properties Trust, Senior Notes	4.950%	10/1/29	600,000		$466,424
Service Properties Trust, Senior Notes	4.375%	2/15/30	2,120,000		1,588,801

Total Hotel & Resort REITs					3,928,959

Real Estate Management & Development - 1.0%
China Aoyuan Group Ltd., Senior Secured Notes	—	2/19/23	770,000		41,009	*(b)(g)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	1,000,000		55,496	*(b)(e)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	2,016,000		1,324,748	(b)
Heimstaden AB, Senior Notes	4.250%	3/9/26	900,000	EUR	537,504	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.750%	1/14/25	230,000	EUR	208,072	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.125%	9/4/26	2,280,000	EUR	1,750,263	(b)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	1,230,000		93,471	*(b)(e)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	650,000		30,344	*(b)(e)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	750,000		36,888	*(b)(e)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	1,250,000		58,354	*(b)(e)

Total Real Estate Management & Development					4,136,149

TOTAL REAL ESTATE					8,240,214

UTILITIES - 0.9%
Electric Utilities - 0.1%
Eskom Holdings SOC Ltd.	4.314%	7/23/27	500,000		443,154	(b)

Gas Utilities - 0.8%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,290,000		3,181,677

TOTAL UTILITIES					3,624,831

TOTAL CORPORATE BONDS & NOTES (Cost - $360,216,262)					366,273,220

SOVEREIGN BONDS - 4.4%
Angola - 0.3%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,600,000		1,359,960	(a)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - 0.8%
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	160,362		$48,238
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	376,221		144,375	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	758,340		572,546	(b)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	416,670		314,586	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	2,660,000		1,835,400	(a)
Provincia de Cordoba, Senior Notes (6.875% PIK)	6.875%	2/1/29	340,000		224,400	(a)(f)

Total Argentina					3,139,545

Bahamas - 0.3%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,630,000		1,300,110	(a)

Dominican Republic - 0.2%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,090,000		930,472	(a)

Mexico - 2.1%
Mexican Bonos, Bonds	7.750%	5/29/31	149,470,000	MXN	8,264,118

Russia - 0.7%
Russian Federal Bond - OFZ	7.750%	9/16/26	315,370,000	RUB	1,756,558	*(e)(h)
Russian Federal Bond - OFZ	7.050%	1/19/28	198,450,000	RUB	1,105,334	*(e)(h)
Russian Federal Bond - OFZ	6.900%	5/23/29	121,280,000	RUB	67,754	*(e)(h)

Total Russia					2,929,646

TOTAL SOVEREIGN BONDS (Cost - $21,871,103)					17,923,851

CONVERTIBLE BONDS & NOTES - 1.8%
COMMUNICATION SERVICES - 1.4%
Media - 1.4%
DISH Network Corp., Senior Notes	2.375%	3/15/24	3,780,000		3,364,200
DISH Network Corp., Senior Notes	0.000%	12/15/25	2,720,000		1,451,936
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,680,000		861,000

TOTAL COMMUNICATION SERVICES					5,677,136

INDUSTRIALS - 0.4%
Passenger Airlines - 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,940,000		1,577,220

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $8,316,938)					7,254,356

See Notes to Schedule of Investments.

12	Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 0.8%
Magnetite Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost - $3,363,765)	10.940%	10/15/31	3,400,000	$2,992,407	(a)(d)

SENIOR LOANS - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.7%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%) (Cost - $3,107,371)	8.717%	4/13/28	4,350,000	2,841,985	(d)(i)(j)(k)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
U.S. Government Obligations - 0.1%
U.S. Treasury Notes (Cost - $441,055)	1.500%	2/29/24	450,000	438,448

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $20,515)		5/28/28	21,426	6,516	*

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $3,494,814)			427,421,041	0	*(h)(l)(m)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $400,831,823)				397,730,783

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.0%
U.S. TREASURY BILLS - 0.4%
U.S. Treasury Bills (Cost - $1,740,103)	4.950%	8/10/23	1,750,000	1,740,529	(n)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $2,416,876)	5.044%	2,416,876	$2,416,876	(o)(p)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,156,979)			4,157,405

TOTAL INVESTMENTS - 99.4% (Cost - $404,988,802)			401,888,188

Other Assets in Excess of Liabilities - 0.6%			2,486,161

TOTAL NET ASSETS - 100.0%			$404,374,349

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of June 30, 2023.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	The maturity principal is currently in default as of June 30, 2023.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan has not settled as of June 30, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(m)	Value is less than $1.

(n)	Rate shown represents yield-to-maturity.

(o)	Rate shown is one-day yield as of the end of the reporting period.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2023, the total market value of investments in Affiliated Companies was $2,416,876 and the cost was $2,416,876 (Note 2).

See Notes to Schedule of Investments.

14	Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2023

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At June 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,279,617	EUR	12,106,354	Bank of America N.A.	7/18/23	$57,008
CAD	470	USD	349	BNP Paribas SA	7/18/23	5
GBP	839,367	USD	1,065,139	Morgan Stanley & Co. Inc.	7/18/23	996
USD	1,250,292	EUR	1,139,951	Morgan Stanley & Co. Inc.	7/18/23	5,234
USD	1,457,206	GBP	1,147,000	Morgan Stanley & Co. Inc.	7/18/23	325
USD	8,865,381	GBP	7,109,082	Morgan Stanley & Co. Inc.	7/18/23	(164,337)
EUR	566,343	USD	626,223	Citibank N.A.	7/19/23	(7,627)

Net unrealized depreciation on open forward foreign currency contracts						$(108,396)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report	15

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value

16

Notes to Schedule of Investments (unaudited) (continued)

determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

17

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$366,273,220	—		$366,273,220
Sovereign Bonds	—	14,994,205	$2,929,646		17,923,851
Convertible Bonds & Notes	—	7,254,356	—		7,254,356
Asset-Backed Securities	—	2,992,407	—		2,992,407
Senior Loans	—	2,841,985	—		2,841,985
U.S. Government & Agency Obligations	—	438,448	—		438,448
Warrants	$6,516	—	—		6,516
Common Stocks	—	—	0	*	0	*

Total Long-Term Investments	6,516	394,794,621	2,929,646		397,730,783

Short-Term Investments†:
U.S. Treasury Bills	—	1,740,529	—		1,740,529
Money Market Funds	2,416,876	—	—		2,416,876

Total Short-Term Investments	2,416,876	1,740,529	—		4,157,405

Total Investments	$2,423,392	$396,535,150	$2,929,646		$401,888,188

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$63,568	—		$63,568

Total	$2,423,392	$396,598,718	$2,929,646		$401,951,756

18

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Other Financial Instruments:

Forward Foreign Currency Contracts††	—	$171,964	—	$171,964

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2023. The following transactions were effected in such company for the period ended June 30, 2023.

	Affiliate Value at September 30,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,535,492	$61,568,284	61,568,284	$61,686,900	61,686,900

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$80,566	—	$2,416,876

19